Debt - Additional Information (Detail) - CNY (¥) ¥ in Thousands		1 Months Ended
	Nov. 01, 2020	May 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Aug. 31, 2020	Jul. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Short Term And Long Term Debt [Line Items]
Long term debt weighted average interest rate at a point in time							5.17%	5.70%
SPD Silicon Valley Bank Member
Short Term And Long Term Debt [Line Items]
Debt instrument face value	¥ 70,000
Proceeds from short term bank borrowings	¥ 30,000		¥ 10,000	¥ 30,000
East West Bank
Short Term And Long Term Debt [Line Items]
Debt instrument face value						¥ 65,000
Short term debt fixed rate of interest						5.00%
Proceeds from short term bank borrowings		¥ 30,000			¥ 10,000	¥ 25,000